Summary of Significant Accounting Policies and Practices (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies and Practices [Abstract]
Schedule of Fair Value Assets and Liabilities Gain Loss

On May 18, 2020, the fair value of the following assets and liabilities were acquired resulting in the total loss of approximately $5.7 million:

Dollars in thousands
Total Purchase Price	$9,660
Net Assets Acquired:
Assets
Cash and cash equivalents	13,664
Restricted cash	26,524
Accounts receivable	7,462
Inventories	8
Prepaid expenses and other current assets	110
Intangible assets	2,969
Other assets	2,682
Total Assets	53,419
Liabilities
Accounts payable and accrued liabilities	(49,438)
Total Liabilities	(49,438)
Net Assets Acquired	3,981
Loss on Acquisition	$5,679

On August 3, 2020, the fair value of the following assets and liabilities were disposed of resulting in the total gain of approximately $0.063 million:

Dollars in thousands
Total Selling Price	$3,500
Net Assets Disposed:

Total Assets	53,654
Total Liabilities	(50,217)
Net Assets Disposed	3,437
Income from disposal of discontinued operations	$63

On November 2, 2022, the fair value of the following assets and liabilities were disposed of resulting in the total loss of approximately $0.8 million:

Dollars in thousands
Total Selling Price	$17,000
Net Assets Disposed:

Total Assets	110,201
Total Liabilities	(94,012)
Net Assets Disposed	16,189
Income from disposal of discontinued operations	$811

The Seller desires to sell to the Purchaser, and the Purchaser desire to purchase from the Seller, all of the Purchased Shares (as hereinafter defined) in exchange for US$ 17.0 million (the “Purchase Price”), subject to the terms and conditions set forth herein (the “Transaction”).

Dollars in thousands
Total Purchase Price	17,000
Net Assets Acquired:
Assets
Cash and cash equivalents	4,942
Accounts receivable	2,509
Inventories	16,424
Prepaid expenses and other current assets	82,660
Fixed assets	3,059
Long term investment	607
Total assets	110,201
Liabilities
Accounts payable and accrued liabilities	(94,644)
Tax recovery	972
Leasing liabilities	(1,774)
Total Liabilities	(95,446)
Accumulated Other Comprehensive Income	1,434
Net Assets Sold:	16,189
Gain on disposal	811

Schedule of Loss on Discontinued Operations

Loss on discontinued operations for the year ended December 31, 2020 was as follows:

Dollars in thousands
Revenue	$453
Expenses	(998)
Loss on discontinued operations	$(545)

Loss on discontinued operations for the year ended December 31, 2022 was as follows:

Dollars in thousands
Revenue	$81,977
Expenses	(83,049)
Loss on discontinued operations	$(1,072)

Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Category	Depreciation method	Estimated useful lives
Office equipment, fixtures and furniture	Straight-line	5 years
Mining equipment	Straight-line	3-5 years
Computer	Straight-line	3 years
Motor vehicles	Straight-line	5 years